Note 23 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of net defined benefit liability (asset) [text block]
	2017	2016	2015
Present value of funded obligations	(5,027.7)	(4,592.1)	(4,646.4)
Fair value of plan assets	4,006.2	3,845.2	3,781.4
Present value of net obligations	(1,021.5)	(746.9)	(865.0)
Present value of unfunded obligations	(757.4)	(741.3)	(756.6)
Present value of net obligations	(1,778.9)	(1,488.2)	(1,621.6)
Asset ceiling	(368.4)	(532.2)	(534.5)
Net liability	(2,147.3)	(2,020.4)	(2,156.1)
Other long term employee benefits	(105.0)	(83.8)	(57.2)
Total employee benefits	(2,252.3)	(2,104.2)	(2,213.3)
Employee benefits amount in the balance sheet:
Liabilities	(2,310.7)	(2,137.7)	(2,221.9)
Assets	58.4	33.5	8.6
Net liabilities	(2,252.3)	(2,104.2)	(2,213.3)

Disclosure of defined benefit obligation [text block]
	2017	2016	2015
Defined benefit obligation at January 1 st	(5,333.4)	(5,403.0)	(4,808.0)
Acquisitions through exchange transaction of shareholdings	-	(67.3)	-
Service cost	(38.2)	(43.1)	(42.4)
Interest cost	(321.5)	(320.5)	(308.2)
Gains and (losses) on settlements or reductions in benefits	3.9	2.2	1.1
Contributions by plan participants	(4.1)	(5.2)	(5.2)
Actuarial gains and (losses) - geographical assumptions	77.3	(20.1)	-
Actuarial gains and (losses) - financial assumptions	(140.3)	(321.1)	182.5
Experience adjustment	(115.7)	(182.8)	(10.6)
Reclassifications	(7.5)	11.1	-
Exchange differences	(306.5)	599.6	(805.1)
Benefits paid	400.9	416.8	392.9
Defined benefit obligation at December, 31	(5,785.1)	(5,333.4)	(5,403.0)

Disclosure of the change in fair value of the plan assets [text block]
	2017	2016	2015
Fair value of plan assets at January 1 st	3,845.2	3,781.4	3,550.1
Interest Income	273.3	274.7	259.5
Administrative costs	(3.4)	(3.7)	(3.4)
Expected Return excluding interest income	(64.8)	269.8	(173.2)
Acquisition through business combination	-	73.5	-
Contributions by employer	183.2	175.9	107.6
Contributions by plan participants	4.5	5.6	5.2
Exchange differences	166.8	(315.3)	428.5
Benefits paid excluding costs of administration	(398.6)	(416.7)	(392.9)
Fair value of plan assets at December, 31	4,006.2	3,845.2	3,781.4

Disclosure of asset ceiling [text block]
	2017	2016	2015
Asset ceiling impact at January 1 st	33.5	8.6	12.8
Acquisitions through exchange transaction of shareholdings	-	10.4	-
Interest income/(expenses)	2.8	1.3	1.1
Change in asset ceiling excluding amounts included in interest income/(expenses)	8.8	15.8	(5.3)
Effect of exchange rate fluctuations	0.9	(2.6)	-
Others	12.4	-	-
Asset ceiling impact at December 31	58.4	33.5	8.6

Disclosure of defined benefit plans recognized in the income statement [text block]
	2017	2016	2015
Current service costs	(38.2)	(43.1)	(42.4)
Administrative costs	(3.4)	(3.7)	(3.4)
(Gains) losses on settlements and curtailments	4.2	0.7	1.1
Income from operations	(37.4)	(46.1)	(44.7)
Financial cost	(101.3)	(105.6)	(97.6)
Total expense for employee benefits	(138.7)	(151.7)	(142.3)

Disclosure of employee benefit revenue (expenses) allocation in income statement [text block]
	2017	2016	2015
Cost of sales	(22.3)	(24.5)	(19.3)
Sales and marketing expenses	(5.0)	(9.5)	(7.9)
Administrative expense	(10.1)	(10.2)	(17.5)
Financial expenses	(101.3)	(105.6)	(97.6)
Exceptional items	-	(1.9)	-
	(138.7)	(151.7)	(142.3)

Disclosure of actuarial assumptions of the entity [text block]
	2017 (i)			2016 (i)			2015 (i)
Discount rate	3.6%	to	10.6%	3.9%	to	10.5%	4.1%	to	12.1%
Inflation	2.0%	to	5.0%	2.0%	to	5.2%	2.0%	to	5.2%
Future salary increases	1.0%	to	8.7%	1.0%	to	8.5%	1.0%	to	8.8%
Future pension increases	2.0%	to	4.3%	2.0%	to	4.5%	2.0%	to	4.5%
Medical cost trend rate	4.5%	to	7.9%	3.8%	a	8.2%	4.5%	to	8.2%
	p.a. reducing to 7.9%			p.a. reducing to 8.2%			p.a. reducing to 8.2%
Dental claims trend rate		4.3%			4.5%			4.5%

Life expectation for an over 65 years old male	83	to	87	80	to	86	85	to	70
Life expectation for an over 65 years old female	86	to	89	83	to	89	88	to	71

Disclosure of sensitivity analysis for actuarial assumptions [text block]
		2017		2016		2015
In millions of Brazilian Reais	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(119.7)	102.3	(104.7)	90.2	(77.5)	67.4
Discount rate	50 bases points	289.7	(309.2)	292.6	(311.5)	262.5	(280.1)
Future salary increase	50 bases points	(12.9)	12.3	(16.6)	15.3	(13.3)	12.5
Longevity	One year	(180.6)	176.5	(175.9)	172.9	(135.1)	131.1

Disclosure of plan assets components [text block]
	2017			2016			2015
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	50%	-	50%	41%	-	41%	29%	-	29%
Corporate bonds	7%	-	7%	13%	-	13%	23%	-	23%
Equity instruments	14%	-	14%	18%	-	18%	15%	-	15%
Property	-	-	-	-	-	-	-	1%	1%
Cash	-	-	-	1%	-	1%	-	-	-
Others	29%	-	29%	27%	-	27%	32%	-	32%